Goldman Sachs Tax-Advantaged Global Equity Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Tax-Advantaged Global Equity Portfolio | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	18.79%	20.25%	(15.30%)	22.24%	12.20%	21.25%